Shareholder Fees {- Fidelity Short-Term Bond Index Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Short-Term Bond Index Fund PRO-05 | Fidelity Short-Term Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none